Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Common Class A [Member] HKD ($) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] HKD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] HKD ($)	Retained Earnings [Member] USD ($)	HKD ($)	USD ($)
Balance at of March 31, 2025 at Mar. 31, 2023		$ 4,485		$ 47,354		$ 1,306,948		$ 5,933		$ (1,823,359)		$ (458,639)
Balance, shares at Mar. 31, 2023 | shares	[1]	575,018	575,018	6,071,104	6,071,104
Issuance of new ordinary shares		$ 10,368										10,368
Issuance of new ordinary shares, shares | shares	[1]	1,329,225	1,329,225
Proceeds from Initial Public Offerings		$ 19,110				76,419,112						76,438,222
Proceeds from Initial Public Offerings, shares | shares	[1]	2,449,943	2,449,943
Payments of offering expenses						(12,061,709)						(12,061,709)
Foreign currency translation adjustment								(1,440)				(1,440)
Net loss for the year										(5,840,256)		(5,840,256)
Balance at of March 31, 2026 (USD) at Mar. 31, 2024		$ 33,963		$ 47,354		65,664,351		4,493		(7,663,615)		58,086,546
Balance, shares at Mar. 31, 2024 | shares	[1]	4,354,186	4,354,186	6,071,104	6,071,104
Foreign currency translation adjustment								(16,180)				(16,180)
Net loss for the year										(27,773,099)		(27,773,099)
Proceeds from public offering, net of expenses		$ 28,081				9,320,999						9,349,080
Proceeds from public offering, net of expenses, shares | shares	[1]	3,600,000	3,600,000
Shares issued for services rendered		$ 12,006				9,074,990						9,086,996
Shares issued for services rendered, shares | shares	[1]	1,539,281	1,539,281
Balance at of March 31, 2026 (USD) at Mar. 31, 2025		$ 74,050		$ 47,354		84,060,340		(11,687)		(35,436,714)		48,733,343
Balance, shares at Mar. 31, 2025 | shares	[1]	9,493,467	9,493,467	6,071,104	6,071,104
Foreign currency translation adjustment								(53,025)				(53,025)
Net loss for the year										(27,319,616)		(27,319,616)	$ (3,502,515)
Proceeds from public offering, net of expenses		$ 343,200				53,254,878						53,598,078
Proceeds from public offering, net of expenses, shares | shares	[1]	44,000,000	44,000,000
Balance at of March 31, 2026 (USD) at Mar. 31, 2026		$ 417,250	$ 53,494	$ 47,354	$ 6,071	$ 137,315,218	$ 17,604,515	$ (64,712)	$ (8,296)	$ (62,756,330)	$ (8,045,683)	$ 74,958,780	$ 9,610,101
Balance, shares at Mar. 31, 2026 | shares	[1]	53,493,467	53,493,467	6,071,104	6,071,104

[1]	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).